Leases - Supplemental Balance Sheet Information (Details)	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Weighted average remaining lease term (in years)	5 years 3 months 18 days	5 years 4 months 24 days
Weighted average discount rate	5.10%	5.10%
Finance leases
Weighted average remaining lease term (in years)	0 years	3 months 18 days
Weighted average discount rate	0.00%	16.20%